CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock dividend, per share, cash paid	$ 0.48	$ 0.40	$ 0.20
Series A Preferred Stock [Member]
Preferred stock (in usd per share)	$ 1.3994	$ 0	$ 0
Series C Preferred Stock [Member]
Preferred stock (in usd per share)	$ 2.36	$ 50.0	$ 50